Subsequent Events (Details) - Subsequent Event [Member] - EUR (€)	Feb. 27, 2026	Feb. 17, 2026
Subsequent Events [Line Items]
Aggregate purchase price		€ 1
Monthly payments	€ 80,000
Share Purchase Agreement [Member]
Subsequent Events [Line Items]
Subsidairy held cash		2,000,000
Nominal consideration		€ 1
Binding Option Agreement [Member]
Subsequent Events [Line Items]
Monthly payments	13,000
Wholly [Member]
Subsequent Events [Line Items]
Issued and outstanding of share capital percentage		100.00%
PinCell S.r.l [Member]
Subsequent Events [Line Items]
Total consideration	€ 12